Vanguard Pennsylvania Long-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of August 31, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.6%)
Pennsylvania (99.5%)
Allegheny County PA GO	5.000%	11/1/26	2,540	3,201
Allegheny County PA GO	4.000%	11/1/30	3,000	3,450
Allegheny County PA GO	5.000%	12/1/30	1,365	1,609
Allegheny County PA GO	5.250%	12/1/32	1,000	1,160
Allegheny County PA GO	4.000%	11/1/33	300	351
Allegheny County PA GO	5.250%	12/1/33	1,000	1,159
Allegheny County PA GO	4.000%	11/1/34	915	1,067
Allegheny County PA GO	5.000%	12/1/34	3,600	4,007
Allegheny County PA GO	5.000%	12/1/34	1,695	1,983
Allegheny County PA GO	4.000%	11/1/35	1,225	1,424
Allegheny County PA GO	4.000%	11/1/36	2,500	2,897
Allegheny County PA GO	5.000%	12/1/37	6,000	6,660
Allegheny County PA GO	5.000%	12/1/37 (4)	10,000	11,130
Allegheny County PA GO	5.000%	11/1/41	5,015	5,981
Allegheny County PA Higher Education Building
Authority University Revenue (Carnegie
Mellon University) VRDO	1.460%	9/3/19	980	980
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.000%	3/1/25 (Prere.)	25	30
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	4.000%	3/1/26 (Prere.)	10	12
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	4.000%	3/1/30	2,385	2,691
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.000%	3/1/30	1,155	1,356
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	4.000%	3/1/31	1,550	1,741
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	4.000%	3/1/33	2,035	2,275
Allegheny County PA Hospital Development
Authority Revenue	5.000%	4/1/29	2,500	3,159
Allegheny County PA Hospital Development
Authority Revenue	5.000%	4/1/32	3,000	3,714
Allegheny County PA Hospital Development
Authority Revenue	5.000%	4/1/33	3,000	3,699
Allegheny County PA Hospital Development
Authority Revenue	5.000%	4/1/34	4,750	5,833
Allegheny County PA Hospital Development
Authority Revenue	5.000%	4/1/35	5,500	6,724
Allegheny County PA Hospital Development
Authority Revenue	5.000%	4/1/36	5,250	6,391
Allegheny County PA Hospital Development
Authority Revenue	4.000%	4/1/38	5,000	5,558

Allegheny County PA Hospital Development
Authority Revenue	4.000%	4/1/44	30,000	32,702
Allegheny County PA Hospital Development
Authority Revenue	5.000%	4/1/47	19,000	22,735
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	7/15/21	2,750	2,943
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	7/15/24	2,400	2,828
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	7/15/33	3,200	4,127
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	4.000%	7/15/35	2,530	2,923
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	4.000%	7/15/36	3,125	3,599
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	4.000%	7/15/37	7,250	8,306
Allegheny County PA Port Authority Revenue	5.750%	3/1/29	6,000	6,402
Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	12/1/30 (15)	3,400	4,087
Allegheny County PA Sanitary Authority Sewer
Revenue	4.000%	12/1/31 (4)	805	924
Allegheny County PA Sanitary Authority Sewer
Revenue	4.000%	6/1/35	1,100	1,265
Allegheny County PA Sanitary Authority Sewer
Revenue	4.000%	12/1/35 (4)	2,650	3,011
Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	12/1/35	6,000	7,113
Allegheny County PA Sanitary Authority Sewer
Revenue	4.000%	6/1/36	1,500	1,720
Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	12/1/40	4,250	4,990
Allegheny County PA Sanitary Authority Sewer
Revenue	5.250%	12/1/41 (15)	3,500	4,039
Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	6/1/43	3,000	3,687
Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	6/1/45	2,500	3,065
Allegheny County PA Sanitary Authority Sewer
Revenue	4.000%	6/1/48	7,485	8,390
Allentown PA City School District GO	4.000%	2/15/21 (4)	480	498
Allentown PA City School District GO	4.000%	2/15/22 (4)	2,835	3,004
Allentown PA City School District GO	4.000%	2/15/23 (4)	340	368
Allentown PA City School District GO	4.000%	2/15/24 (4)	550	606
Allentown PA City School District GO	5.000%	2/1/31 (15)	4,000	5,095
Allentown PA City School District GO	5.000%	2/1/32 (15)	3,075	3,899
Allentown PA City School District GO	4.000%	2/1/34 (15)	1,500	1,721
Allentown PA City School District GO	5.000%	2/1/34 (15)	1,300	1,636
Allentown PA City School District GO	4.000%	2/1/35 (15)	1,175	1,343
Allentown PA City School District GO	4.000%	2/1/36 (15)	1,100	1,254
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/26	1,180	1,270

Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/29	250	268
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.125%	5/1/32	1,000	1,126
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/35	11,530	12,255
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/42	15,595	16,460
Allentown PA School District GO	5.000%	6/1/32 (15)	1,465	1,746
Allentown PA School District GO	5.000%	6/1/35 (15)	2,000	2,368
Allentown PA School District GO	5.000%	6/1/36 (15)	1,500	1,772
Altoona PA Area School District PA GO	5.000%	12/1/48 (15)	1,500	1,729
Altoona PA Area School District PA GO	4.250%	12/1/49 (4)	3,500	3,810
Altoona PA Sewer Revenue	3.000%	12/1/35 (4)	3,165	3,289
1 Armstrong PA School District GO	5.000%	3/15/31 (15)	1,800	2,281
1 Armstrong PA School District GO	3.000%	3/15/32 (15)	4,385	4,621
1 Armstrong PA School District GO	3.000%	3/15/33 (15)	5,495	5,742
1 Armstrong PA School District GO	3.000%	3/15/34 (15)	5,605	5,839
1 Armstrong PA School District GO	4.000%	3/15/41 (15)	1,200	1,352
Beaver County PA GO	4.000%	4/15/29 (15)	3,505	4,136
Beaver County PA GO	4.000%	4/15/30 (15)	500	586
Berks County PA GO	5.000%	11/15/23	1,880	2,182
Berks County PA GO	4.000%	11/15/24	600	688
Berks County PA GO	5.000%	11/15/24	500	599
Berks County PA GO	5.000%	11/15/25	1,545	1,906
Berks County PA Industrial Development
Authority Health System Revenue (Tower
Health Project)	5.000%	11/1/23	600	687
Berks County PA Industrial Development
Authority Health System Revenue (Tower
Health Project)	4.000%	11/1/33	2,000	2,237
Berks County PA Industrial Development
Authority Health System Revenue (Tower
Health Project)	5.000%	11/1/35	3,350	4,042
Berks County PA Industrial Development
Authority Health System Revenue (Tower
Health Project)	4.000%	11/1/47	5,000	5,414
Berks County PA Industrial Development
Authority Health System Revenue (Tower
Health Project)	5.000%	11/1/47	15,950	18,729
Berks County PA Industrial Development
Authority Health System Revenue (Tower
Health Project)	5.000%	11/1/50	17,500	20,472
2 Berks County PA Industrial Development
Authority Health System Revenue (Tower
Health Project) TOB VRDO	1.550%	9/9/19 LOC	10,425	10,425
Berks County PA Industrial Development
Authority Healthcare Facilities Revenue
(Highlands at Wyomissing)	5.000%	5/15/33	500	576
Berks County PA Industrial Development
Authority Healthcare Facilities Revenue
(Highlands at Wyomissing)	5.000%	5/15/37	375	437
Berks County PA Industrial Development
Authority Healthcare Facilities Revenue
(Highlands at Wyomissing)	5.000%	5/15/37	2,500	2,835

Berks County PA Industrial Development
Authority Healthcare Facilities Revenue
(Highlands at Wyomissing)	5.000%	5/15/38	420	480
Berks County PA Industrial Development
Authority Healthcare Facilities Revenue
(Highlands at Wyomissing)	5.000%	5/15/43	500	567
Berks County PA Industrial Development
Authority Healthcare Facilities Revenue
(Highlands at Wyomissing)	5.000%	5/15/47	830	950
Berks County PA Industrial Development
Authority Healthcare Facilities Revenue
(Highlands at Wyomissing)	5.000%	5/15/47	2,435	2,728
Berks County PA Industrial Development
Authority Healthcare Facilities Revenue
(Highlands at Wyomissing)	5.000%	5/15/48	1,500	1,689
Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)	5.500%	11/1/19 (Prere.)	1,750	1,762
Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)	5.750%	11/1/19 (Prere.)	2,305	2,322
Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)	5.750%	11/1/39	2,310	2,326
Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)	5.000%	11/1/40	6,955	7,486
Bermudian Springs PA School District GO	5.000%	5/1/30 (4)	1,370	1,701
Bethel Park PA School District GO	4.000%	8/1/31	2,500	2,876
Blue Mountain PA School District GO	4.000%	8/1/22 (4)	235	252
Blue Mountain PA School District GO	4.000%	8/1/23 (4)	470	517
Blue Mountain PA School District GO	4.000%	8/1/24 (4)	500	561
Blue Mountain PA School District GO	4.000%	8/1/25 (4)	460	525
Bristol Township PA School District GO	5.250%	6/1/37	3,000	3,385
1 Bucks County PA Industrial Development
Authority Hospital Revenue (St. Luke's
University Health Network Project)	4.000%	8/15/35	550	620
1 Bucks County PA Industrial Development
Authority Hospital Revenue (St. Luke's
University Health Network Project)	4.000%	8/15/36	900	1,011
Bucks County PA Industrial Development
Authority Revenue (George School)	5.000%	9/15/44	4,965	6,242
Bucks County PA Water & Sewer Authority
Water System Revenue	5.000%	12/1/21 (Prere.)	2,000	2,176
Butler County PA General Authority Revenue
(South Park School District Project) VRDO	1.360%	9/9/19 (4)	4,055	4,055
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	5.000%	7/1/26	525	617
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	5.000%	7/1/27	490	575
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	5.000%	7/1/28	540	635
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	5.000%	7/1/29	1,670	1,966
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	5.000%	7/1/30	1,370	1,606
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	5.000%	7/1/35	4,430	5,119
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	5.000%	7/1/39	3,250	3,721
Canon-McMillan PA School District GO	5.000%	12/15/37 (15)	3,000	3,497

Canon-McMillan PA School District GO	5.000%	12/1/41 (4)	3,000	3,614
Canonsburg-Houston PA Joint Authority Sewer
Revenue	5.000%	12/1/27	1,530	1,828
Canonsburg-Houston PA Joint Authority Sewer
Revenue	5.000%	12/1/28	1,605	1,916
Canonsburg-Houston PA Joint Authority Sewer
Revenue	5.000%	12/1/30	1,135	1,349
Canonsburg-Houston PA Joint Authority Sewer
Revenue	5.000%	12/1/40	4,000	4,656
Capital Region Water Pennsylvania Sewer
System Revenue	5.000%	7/15/31	1,240	1,529
Capital Region Water Pennsylvania Sewer
System Revenue	5.000%	7/15/31	1,535	1,936
Capital Region Water Pennsylvania Sewer
System Revenue	5.000%	7/15/32	500	613
Capital Region Water Pennsylvania Sewer
System Revenue	5.000%	7/15/32	1,100	1,380
Capital Region Water Pennsylvania Sewer
System Revenue	5.000%	7/15/33	1,370	1,675
Capital Region Water Pennsylvania Sewer
System Revenue	5.000%	7/15/34	1,000	1,221
Capital Region Water Pennsylvania Sewer
System Revenue	5.000%	7/15/35	500	621
Capital Region Water Pennsylvania Sewer
System Revenue	5.000%	7/15/37	1,815	2,202
Capital Region Water Pennsylvania Sewer
System Revenue	5.000%	7/15/38	1,000	1,228
Capital Region Water Pennsylvania Sewer
System Revenue	5.000%	7/15/42	2,665	3,202
Central Bradford PA Progress Authority
Revenue (Guthrie Healthcare System)	5.500%	12/1/31	5,000	5,405
Central Bradford PA Progress Authority
Revenue (Guthrie Healthcare System)	5.375%	12/1/41	3,000	3,216
Central Dauphin PA School District GO	4.000%	5/15/37	1,000	1,113
Central Dauphin School District PA GO	4.000%	5/15/32	1,000	1,131
Central Dauphin School District PA GO	4.000%	5/15/34	1,985	2,226
Central Dauphin School District PA GO	4.000%	5/15/35	2,325	2,603
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	7.000%	11/15/21 (Prere.)	6,930	7,804
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	5.000%	11/15/32	6,280	6,904
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	5.000%	11/15/42	1,500	1,804
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	5.000%	11/15/44	3,000	3,233
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	4.000%	11/15/47	2,100	2,297
Chartiers Valley PA School District GO	5.000%	10/15/35	1,135	1,336
Chartiers Valley PA School District GO	5.000%	10/15/40	2,750	3,204
Cheltenham Township PA School District GO	5.000%	3/15/38	4,210	4,906
Chester County PA Health & Education Facilities
Authority Revenue (Main Line Health System
Inc. Obligated Group)	5.000%	5/15/20 (Prere.)	17,490	17,960
Chester County PA Health & Education Facilities
Authority Revenue (Main Line Health System
Inc. Obligated Group)	5.000%	5/15/20 (Prere.)	5,000	5,136

Chester County PA Health & Education Facilities
Authority Revenue (Main Line Health System
Inc. Obligated Group)	5.000%	10/1/34	2,675	3,314
Chester County PA Health & Education Facilities
Authority Revenue (Main Line Health System
Inc. Obligated Group)	4.000%	10/1/42	2,000	2,232
Chester County PA Health & Education Facilities
Authority Revenue (Main Line Health System
Inc. Obligated Group)	4.000%	10/1/47	4,000	4,429
Chester County PA Health & Education Facilities
Authority Revenue (Main Line Health System
Inc. Obligated Group)	5.000%	10/1/52	2,500	2,965
Chester County PA Industrial Development
Authority Student Housing Revenue
(University Student Housing LLC Project)	5.000%	8/1/30	1,100	1,212
Chester County PA Industrial Development
Authority Student Housing Revenue
(University Student Housing LLC Project)	5.000%	8/1/35	785	858
Chester County PA Industrial Development
Authority Student Housing Revenue
(University Student Housing LLC Project)	5.000%	8/1/45	2,990	3,233
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/29	2,000	2,181
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/33	3,000	3,241
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/45	2,000	2,101
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/24	250	289
1 Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/24	1,000	1,140
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/27	4,000	4,979
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/28	1,365	1,494
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/29	5,115	6,462
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/30	4,045	5,083
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/30	1,000	1,304
1 Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/30	1,750	2,260
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/31	5,000	5,464
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/31	5,100	6,376
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/31	1,000	1,321
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/32	8,115	8,859
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/32	7,000	8,722

Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/33	7,760	8,467
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/33	10,025	12,463
Commonwealth Financing Authority
Pennsylvania Revenue	4.000%	6/1/39 (4)	36,550	41,011
Conestoga Valley PA School District GO	3.000%	2/1/33	1,000	1,044
Conestoga Valley PA School District GO	3.000%	2/1/37	1,240	1,280
Conestoga Valley PA School District GO	3.000%	2/1/38	850	876
Conestoga Valley PA School District GO	3.000%	2/1/39	1,000	1,026
Conestoga Valley PA School District GO	3.000%	2/1/44	3,055	3,112
Connellsville PA Area School District GO	4.000%	8/15/25 (15)	500	573
Connellsville PA Area School District GO	4.000%	8/15/26 (15)	1,685	1,961
Connellsville PA Area School District GO	4.000%	8/15/27 (15)	2,070	2,392
Council Rock PA School District GO	3.250%	11/15/39	5,010	5,257
Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	5/1/30	1,000	1,214
Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	5/1/31	750	904
Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	5/1/32	800	960
Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	5/1/34	1,420	1,696
Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	11/1/37	2,000	2,198
Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	11/1/39	4,685	5,662
Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	11/1/42	3,605	3,948
Cumberland Valley PA School District GO	5.000%	12/1/30	500	594
Cumberland Valley PA School District GO	5.000%	12/1/31	750	888
Cumberland Valley PA School District GO	5.000%	12/1/33	1,005	1,185
Cumberland Valley PA School District GO	5.000%	12/1/34	1,125	1,324
Cumberland Valley PA School District GO	5.000%	12/1/35	1,000	1,175
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	4.000%	6/1/30	3,745	4,222
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	4.000%	6/1/31	2,190	2,459
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	4.000%	6/1/32	2,070	2,318
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	5.000%	6/1/35	3,450	4,116
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	5.000%	6/1/42	21,040	22,694
Delaware County PA Authority Revenue
(Haverford College)	5.000%	10/1/34	1,220	1,505
Delaware County PA Authority Revenue
(Haverford College)	5.000%	10/1/35	800	985
Delaware County PA Authority Revenue
(Haverford College)	5.000%	10/1/42	5,030	6,082
Delaware County PA Authority Revenue
(Haverford College)	5.000%	10/1/46	4,970	5,999

Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/40	2,500	2,954
Delaware County PA Regional Water Quality
Control Authority Revenue	5.000%	5/1/32	3,355	4,167
Delaware County PA Regional Water Quality
Control Authority Revenue	5.000%	5/1/40	1,500	1,749
Delaware County PA Vocational-Technical
School Authority Lease Revenue (Delaware
County Intermediate Unit No. 25 Project)	5.000%	11/1/38 (15)	1,250	1,403
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/25 (Prere.)	500	608
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/32	3,070	3,845
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	4.000%	7/1/33 (15)	4,000	4,465
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/34	3,250	4,050
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/36	3,500	4,339
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/42	18,930	23,173
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/44	755	951
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/47	11,500	13,989
2 Delaware River PA Joint Toll Bridge
Commission Revenue TOB VRDO	1.500%	9/9/19	4,880	4,880
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/20 (Prere.)	2,000	2,025
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/20 (Prere.)	25	25
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/24	3,640	4,050
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/25	2,715	3,020
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/26	3,205	3,560
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/27	1,000	1,109
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/29	2,030	2,677
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/30	3,000	3,929
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/31	3,500	4,050
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/32	2,750	3,554
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/33	5,000	5,747
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/34	3,500	4,014
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/36	2,000	2,546
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/37	12,000	13,686
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/37	2,500	3,176

Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/40	5,000	5,679
Delaware Valley PA Regional Finance Authority
Revenue	7.750%	7/1/27 (2)	130	188
Delaware Valley PA Regional Finance Authority
Revenue	5.500%	8/1/28 (2)	9,130	11,937
Delaware Valley PA Regional Finance Authority
Revenue	5.750%	7/1/32	6,735	9,579
Doylestown PA Hospital Authority Revenue	5.000%	7/1/25	3,730	4,097
Doylestown PA Hospital Authority Revenue	5.000%	7/1/26	4,445	4,880
Doylestown PA Hospital Authority Revenue	5.000%	7/1/27	1,170	1,282
Doylestown PA Hospital Authority Revenue	5.000%	7/1/28	1,000	1,094
Doylestown PA Hospital Authority Revenue	5.000%	7/1/29	865	946
Doylestown PA Hospital Authority Revenue	5.000%	7/1/46	4,000	4,463
Dubois PA Hospital Authority Revenue (Penn
Highlands Healthcare Obligated Group)	4.000%	7/15/48	7,405	8,025
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/30	1,280	1,401
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/30	825	938
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/34	1,000	1,105
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/35	1,250	1,353
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/45	4,325	4,632
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/47	3,750	4,140
East Norriton-Plymouth-Whitpain PA Joint
Sewer Authority Revenue	5.000%	8/1/38	2,500	2,821
East Norriton-Plymouth-Whitpain PA Joint
Sewer Authority Revenue	5.000%	8/1/41	2,100	2,368
Easton PA Area Joint Sewer Authority Revenue	5.000%	12/1/27 (15)	250	286
Easton PA Area Joint Sewer Authority Revenue	5.000%	12/1/28 (15)	250	286
Erie City PA Water Authority Revenue	5.000%	12/1/43 (4)	1,500	1,860
1 Erie City PA Water Authority Revenue	4.000%	12/1/44 (15)	1,675	1,902
Erie PA City School District GO	5.000%	4/1/27 (4)	150	187
Erie PA City School District GO	3.000%	4/1/32 (4)	3,360	3,558
Erie PA Higher Education Building Authority
Revenue (Gannon University)	5.000%	5/1/32	1,325	1,530
Erie PA Higher Education Building Authority
Revenue (Gannon University)	5.000%	5/1/33	1,395	1,609
Erie PA Sewer Authority Revenue	4.000%	12/1/41 (4)	3,500	3,906
Fox Chapel PA Area School District	5.000%	2/1/36	2,000	2,449
Franklin County PA Industrial Development
Authority Revenue (Chambersburg Hospital
Project)	5.375%	7/1/20 (Prere.)	17,075	17,670
Franklin County PA Industrial Development
Authority Revenue (Menno-Haven Inc.
Project)	5.000%	12/1/43	1,100	1,218

Franklin County PA Industrial Development
Authority Revenue (Menno-Haven Inc.
Project)	5.000%	12/1/48	2,300	2,541
Franklin County PA Industrial Development
Authority Revenue (Menno-Haven Inc.
Project)	5.000%	12/1/53	1,900	2,093
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System)	5.000%	2/15/34	4,250	5,158
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System)	5.000%	2/15/39	4,400	5,268
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System)	5.000%	6/1/41	5,000	5,639
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System)	5.000%	2/15/45	13,000	15,424
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System)	4.000%	2/15/47	30,030	32,981
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) VRDO	1.370%	9/3/19	500	500
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) VRDO	1.370%	9/3/19	855	855
2 Geisinger PA Authority Health System Revenue
TOB VRDO	1.380%	9/9/19	1,700	1,700
Hamburg PA Area School District GO	5.000%	4/1/21	300	318
Hamburg PA Area School District GO	5.000%	4/1/22	300	329
Hamburg PA Area School District GO	5.000%	4/1/23	335	379
Hampden Township PA GO	5.000%	11/15/20 (Prere.)	180	188
Haverford PA GO	3.650%	6/1/48	935	1,007
Huntingdon County PA General Authority
Revenue	5.000%	5/1/46	5,845	6,531
Lackawanna County PA Industrial Development
Authority Revenue (University of Scranton)	4.000%	11/1/35	500	549
Lackawanna County PA Industrial Development
Authority Revenue (University of Scranton)	4.000%	11/1/36	625	685
Lackawanna County PA Industrial Development
Authority Revenue (University of Scranton)	4.000%	11/1/40	4,000	4,334
Lancaster County PA Hospital Authority Health
Center Revenue (Masonic Homes Project)
VRDO	1.410%	9/3/19 LOC	3,450	3,450
Lancaster County PA Hospital Authority
Revenue (Brethren Village Project)	5.000%	7/1/25	715	798
Lancaster County PA Hospital Authority
Revenue (Brethren Village Project)	5.000%	7/1/30	750	837
Lancaster County PA Hospital Authority
Revenue (Brethren Village Project)	5.000%	7/1/31	1,300	1,446
Lancaster County PA Hospital Authority
Revenue (Brethren Village Project)	5.000%	7/1/32	725	804
Lancaster County PA Hospital Authority
Revenue (University of Pennsylvania Health
System)	5.000%	8/15/42	8,825	10,499
Lancaster County PA Solid Waste Management
Authority Solid Waste Disposal System
Revenue	5.250%	12/15/30	3,000	3,415
Lancaster County PA Solid Waste Management
Authority Solid Waste Disposal System
Revenue	5.250%	12/15/31	4,235	4,814

Lancaster County PA Solid Waste Management
Authority Solid Waste Disposal System
Revenue	5.250%	12/15/32	2,600	2,951
Lancaster County PA Solid Waste Management
Authority Solid Waste Disposal System
Revenue	5.000%	12/15/33	5,000	5,707
Lancaster PA GO	4.000%	11/1/31 (15)	1,400	1,622
Lancaster PA GO	4.000%	11/1/32 (15)	2,445	2,825
Lancaster PA GO	4.000%	11/1/33 (15)	2,545	2,929
Lancaster PA GO	4.000%	11/1/34 (15)	2,660	3,051
Lancaster PA GO	4.000%	11/1/35 (15)	2,355	2,693
Lancaster PA Industrial Development Authority
Revenue (Garden Spot Village Project)	5.375%	5/1/28	1,250	1,375
Lancaster PA Industrial Development Authority
Revenue (Garden Spot Village Project)	5.750%	5/1/35	2,200	2,445
Lehigh County PA Authority Water & Sewer
Revenue	0.000%	12/1/24	1,695	1,534
Lehigh County PA Authority Water & Sewer
Revenue	5.000%	12/1/43	14,305	16,163
Lehigh County PA Authority Water & Sewer
Revenue	5.125%	12/1/47	3,000	3,405
Lehigh County PA General Purpose Authority
Revenue (Good Shepherd Obligated Group)	4.000%	11/1/46	3,685	3,924
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network)	4.000%	7/1/33	5,000	5,277
Luzerne County PA GO	5.250%	12/15/21 (14)	3,920	4,052
Luzerne County PA GO	5.000%	11/15/29 (4)	2,500	2,978
Luzerne County PA Industrial Development
Authority Water Facility Revenue
(Pennsylvania-American Water Co.)	5.500%	12/1/39	5,000	5,054
Lycoming County PA Authority College Revenue
(Pennsylvania College of Technology)	5.000%	5/1/26	2,000	2,159
Lycoming County PA Authority College Revenue
(Pennsylvania College of Technology)	5.000%	7/1/30	5,565	5,882
Lycoming County PA Authority Revenue
(Lycoming College)	4.000%	11/1/24	435	483
Lycoming County PA Authority Revenue
(Lycoming College)	5.500%	11/1/33	2,935	3,398
Manheim Township PA School District GO	5.000%	2/1/30	2,010	2,426
Manheim Township PA School District GO	5.000%	2/1/31	1,200	1,440
Marple Newtown PA School District GO	3.000%	6/1/40	3,745	3,898
Marple Newtown PA School District GO	3.000%	6/1/44	2,000	2,057
Monroe County PA Hospital Authority Revenue
(Pocono Medical Center)	5.000%	7/1/41	3,660	4,298
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/42	10,875	11,834
Montgomery County PA Higher Education &
Health Authority Revenue (Arcadia University)	5.000%	4/1/29	2,580	2,960
Montgomery County PA Higher Education &
Health Authority Revenue (Arcadia University)	5.000%	4/1/30	1,000	1,143
Montgomery County PA Higher Education &
Health Authority Revenue (Arcadia University)	5.750%	4/1/40	3,000	3,346
Montgomery County PA Higher Education &
Health Authority Revenue (Gwynedd Mercy
University Project) PUT	3.000%	5/1/21	1,100	1,117

Montgomery County PA Higher Education &
Health Authority Revenue (Gwynedd Mercy
University Project) PUT	4.000%	5/1/23	1,180	1,265
Montgomery County PA Higher Education &
Health Authority Revenue (Hill School Project)	4.000%	8/15/50	5,730	6,352
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.000%	10/1/24	1,165	1,323
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.000%	10/1/25	1,200	1,365
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.000%	10/1/26	1,000	1,136
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.000%	10/1/27	1,000	1,133
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.000%	10/1/40	6,150	6,957
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/31	1,750	2,195
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/33	1,000	1,270
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/34	2,210	2,747
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/35	2,780	3,445
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	4.000%	9/1/37	1,435	1,621
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/37	2,500	3,079
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/43	5,750	6,993
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	4.000%	9/1/44	4,300	4,768
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/48	10,250	12,385
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	4.000%	9/1/49	4,950	5,457
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/51	870	1,061
Montgomery County PA Higher Education &
Health Authority Revenue (Ursinus College)	5.250%	11/1/42	4,000	4,578

Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/28	3,795	4,427
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/30	5,000	5,800
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/36	11,250	12,875
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/45	8,500	9,633
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/46	3,300	3,736
Montgomery County PA Industrial Development
Authority Health Services Revenue (Jefferson
Health System)	5.000%	10/1/41	4,110	4,398
Montgomery County PA Industrial Development
Authority Revenue (Foulkeways at Gwynedd)	5.000%	12/1/30	1,200	1,392
Montgomery County PA Industrial Development
Authority Revenue (Foulkeways at Gwynedd)	5.000%	12/1/46	3,730	4,185
Montgomery County PA Industrial Development
Authority Revenue (Haverford School Project)	3.000%	3/1/49	6,760	6,761
Montgomery County PA Industrial Development
Authority Revenue (Meadowood Corp.)	5.000%	12/1/38	2,500	2,871
Montgomery County PA Industrial Development
Authority Revenue (Meadowood Corp.)	5.000%	12/1/48	6,500	7,361
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	6.625%	12/1/21 (Prere.)	1,565	1,755
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	5.000%	12/1/27	2,250	2,577
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	5.000%	12/1/47	2,000	2,216
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	4.000%	12/1/48	3,000	3,112
Montgomery County PA Industrial Development
Authority Revenue (Waverly Heights Ltd.
Project)	4.000%	12/1/20	225	232
Montgomery County PA Industrial Development
Authority Revenue (Waverly Heights Ltd.
Project)	4.000%	12/1/21	100	105
Montgomery County PA Industrial Development
Authority Revenue (Waverly Heights Ltd.
Project)	4.000%	12/1/22	100	108
Montgomery County PA Industrial Development
Authority Revenue (Waverly Heights Ltd.
Project)	4.000%	12/1/23	125	137
Montgomery County PA Industrial Development
Authority Revenue (Waverly Heights Ltd.
Project)	4.000%	12/1/24	200	223

Montgomery County PA Industrial Development
Authority Revenue (Waverly Heights Ltd.
Project)	4.000%	12/1/25	250	283
Montgomery County PA Industrial Development
Authority Revenue (Waverly Heights Ltd.
Project)	4.000%	12/1/26	350	403
Montgomery County PA Industrial Development
Authority Revenue (Waverly Heights Ltd.
Project)	4.000%	12/1/27	150	173
Montgomery County PA Industrial Development
Authority Revenue (Waverly Heights Ltd.
Project)	4.000%	12/1/28	200	230
Montgomery County PA Industrial Development
Authority Revenue (Waverly Heights Ltd.
Project)	4.000%	12/1/29	100	114
Montgomery County PA Industrial Development
Authority Revenue (Waverly Heights Ltd.
Project)	4.000%	12/1/30	210	238
Montgomery County PA Industrial Development
Authority Revenue (Waverly Heights Ltd.
Project)	4.000%	12/1/31	225	254
Montgomery County PA Industrial Development
Authority Revenue (Waverly Heights Ltd.
Project)	4.000%	12/1/32	100	113
Montgomery County PA Industrial Development
Authority Revenue (Waverly Heights Ltd.
Project)	4.000%	12/1/33	200	225
Montgomery County PA Industrial Development
Authority Revenue (Waverly Heights Ltd.
Project)	4.000%	12/1/34	200	223
Montgomery County PA Industrial Development
Authority Revenue (Waverly Heights Ltd.
Project)	4.000%	12/1/35	395	439
Montgomery County PA Industrial Development
Authority Revenue (Waverly Heights Ltd.
Project)	4.000%	12/1/36	650	722
Montgomery County PA Industrial Development
Authority Revenue (Waverly Heights Ltd.
Project)	4.000%	12/1/37	605	670
Montgomery County PA Industrial Development
Authority Revenue (Waverly Heights Ltd.
Project)	4.000%	12/1/38	300	332
Montgomery County PA Industrial Development
Authority Revenue (Waverly Heights Ltd.
Project)	5.000%	12/1/44	1,000	1,165
Montgomery County PA Industrial Development
Authority Revenue (Waverly Heights Ltd.
Project)	5.000%	12/1/49	1,000	1,160
Montgomery County PA Industrial Development
Authority Revenue (Whitemarsh Continuing
Care Retirement Community Inc.)	5.000%	1/1/30	1,575	1,641
Montgomery County PA Industrial Development
Authority Revenue (Whitemarsh Continuing
Care Retirement Community Inc.)	5.250%	1/1/40	4,750	4,921
Montour PA School District GO	5.000%	4/1/40 (4)	3,185	3,700
Moon Area School District GO	4.000%	11/15/31 (4)	2,050	2,379
Moon Area School District GO	4.000%	11/15/32 (4)	1,000	1,158

Moon Industrial Development Authority
Pennsylvania Revenue (Baptist Home Society
Obligated Group)	5.625%	7/1/30	1,000	1,093
Moon Industrial Development Authority
Pennsylvania Revenue (Baptist Home Society
Obligated Group)	6.000%	7/1/45	3,500	3,819
Mount Lebanon PA Hospital Authority Revenue
(St. Clair Memorial Hospital Project)	5.000%	7/1/31	6,270	6,864
Mount Lebanon PA Hospital Authority Revenue
(St. Clair Memorial Hospital Project)	4.000%	7/1/48	6,000	6,596
Mount Union PA Area School District GO	5.000%	9/1/32 (4)	1,580	1,997
Mount Union PA Area School District GO	5.000%	9/1/33 (4)	1,655	2,087
Mount Union PA Area School District GO	5.000%	9/1/34 (4)	1,740	2,187
Muhlenberg PA School District GO	2.000%	2/15/21	1,000	1,003
New Kensington Arnold PA School District GO	5.000%	5/15/23 (15)	2,025	2,273
New Kensington Arnold PA School District GO	5.000%	5/15/24 (15)	2,125	2,453
North Allegheny PA School District GO	3.000%	5/1/32	2,590	2,794
North Allegheny PA School District GO	3.000%	5/1/33	2,780	2,983
North Allegheny PA School District GO	4.000%	5/1/38	2,335	2,704
North Allegheny PA School District GO	4.000%	5/1/44	1,750	2,001
Northampton County PA General Purpose
Authority College Revenue (Moravian
College)	5.000%	10/1/40	1,760	2,009
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/28	3,975	4,829
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/29	2,000	2,420
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/33	9,555	10,511
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/36	6,790	8,034
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/43	3,000	3,614
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/46	1,795	2,118
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	4.000%	8/15/48	3,895	4,225
Northampton County PA General Purpose
Authority University Revenue (Lafayette
College)	5.000%	11/1/32	4,000	4,524
Northampton County PA General Purpose
Authority University Revenue (Lehigh
University)	4.000%	11/15/34	7,535	8,600
Northampton County PA General Purpose
Authority University Revenue (Lehigh
University) VRDO	1.290%	9/9/19	300	300
Northampton County PA Industrial Development
Authority Revenue (Morningstar Senior Living,
Inc. Project)	5.000%	7/1/32	1,775	1,880

Northampton County PA Industrial Development
Authority Revenue (Morningstar Senior Living,
Inc. Project)	5.000%	7/1/36	1,000	1,054
Northampton PA GO	3.625%	5/15/39	2,145	2,283
Northeastern Pennsylvania Hospital & Education
Authority Revenue (Kings College Project)	5.000%	5/1/44	1,000	1,201
Northeastern Pennsylvania Hospital & Education
Authority Revenue (Kings College Project)	5.000%	5/1/49	1,350	1,615
Northeastern Pennsylvania Hospital & Education
Authority Revenue (Wilkes University Project)	5.000%	3/1/25	1,125	1,276
Northeastern Pennsylvania Hospital & Education
Authority Revenue (Wilkes University Project)	5.000%	3/1/29	1,250	1,430
Northeastern Pennsylvania Hospital &
Educational Authority Revenue (Wilkes
University Project)	5.250%	3/1/31	1,140	1,325
Northeastern Pennsylvania Hospital &
Educational Authority Revenue (Wilkes
University Project)	5.000%	3/1/37	3,740	4,192
Northeastern Pennsylvania Hospital &
Educational Authority Revenue (Wilkes
University Project)	5.250%	3/1/37	3,000	3,435
Northern Tioga School District Pennsylvania GO	5.000%	4/1/29 (15)	500	619
Northern Tioga School District Pennsylvania GO	5.000%	4/1/31 (15)	700	859
Northern Tioga School District Pennsylvania GO	4.000%	4/1/33 (15)	500	563
Norwin PA School District GO	5.000%	4/1/25 (4)	2,470	2,617
Norwin PA School District GO	5.000%	4/1/26 (4)	2,595	2,748
Owen J. Roberts Pennsylvania School District
GO	4.000%	5/15/30	1,900	2,083
Palmer Township PA GO	4.000%	5/15/30	1,495	1,658
Penn Manor PA School District Revenue	5.000%	3/1/30	1,015	1,252
Penn Manor PA School District Revenue	5.000%	3/1/32	1,000	1,224
Penn Manor PA School District Revenue	5.000%	3/1/35	800	973
Penn Manor PA School District Revenue	5.000%	3/1/36	1,700	2,062
Penn Manor PA School District Revenue	5.000%	3/1/38	1,250	1,509
Pennsylvania COP	5.000%	7/1/29	300	379
Pennsylvania COP	5.000%	7/1/30	375	471
Pennsylvania COP	5.000%	7/1/31	425	531
Pennsylvania COP	5.000%	7/1/34	475	589
Pennsylvania COP	5.000%	7/1/35	845	1,045
Pennsylvania COP	5.000%	7/1/36	1,000	1,233
Pennsylvania COP	5.000%	7/1/37	875	1,074
Pennsylvania COP	5.000%	7/1/38	1,000	1,223
Pennsylvania COP	5.000%	7/1/43	4,000	4,832
Pennsylvania Economic Development Financing
Authority Health System Revenue (Albert
Einstein Healthcare Network)	6.250%	10/15/19 (Prere.)	6,075	6,109
Pennsylvania Economic Development Financing
Authority Parking System Revenue (Capitol
Region Parking System)	0.000%	1/1/29 (4)	2,000	1,599
Pennsylvania Economic Development Financing
Authority Parking System Revenue (Capitol
Region Parking System)	0.000%	1/1/30 (4)	3,710	2,859
Pennsylvania Economic Development Financing
Authority Parking System Revenue (Capitol
Region Parking System)	5.500%	1/1/31 (4)	3,000	3,469

Pennsylvania Economic Development Financing
Authority Parking System Revenue (Capitol
Region Parking System)	0.000%	1/1/36 (4)	6,045	3,824
Pennsylvania Economic Development Financing
Authority Parking System Revenue (Capitol
Region Parking System)	0.000%	1/1/38 (4)	5,525	3,252
Pennsylvania Economic Development Financing
Authority Parking System Revenue (Capitol
Region Parking System)	5.250%	1/1/44 (4)	6,500	7,317
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/31	5,000	5,849
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/32	8,000	9,334
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	4.000%	3/15/32	2,500	2,826
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	7/1/33	11,405	12,828
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	7/1/43	4,500	4,987
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/45	5,000	5,684
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	4.000%	3/15/45	4,000	4,346
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	4.000%	11/15/47	10,000	11,000
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project)	5.000%	12/1/43	4,500	4,693
Pennsylvania GO	5.000%	1/15/21	100	105
Pennsylvania GO	5.000%	7/1/21	120	128
Pennsylvania GO	5.000%	7/1/21	250	268
3 Pennsylvania GO	5.375%	7/1/21	16,000	17,238
Pennsylvania GO	5.000%	8/15/21	3,440	3,699
Pennsylvania GO	5.000%	3/1/22	10,000	10,960
Pennsylvania GO	5.000%	7/1/22	230	255
Pennsylvania GO	5.000%	1/1/23	175	197
Pennsylvania GO	4.000%	7/1/23	4,000	4,427
Pennsylvania GO	5.000%	7/15/23	20,000	22,909
Pennsylvania GO	5.000%	10/15/23	215	248
Pennsylvania GO	5.000%	1/15/24	30	35
Pennsylvania GO	5.000%	3/15/24	15	18
Pennsylvania GO	5.000%	7/15/24	20,000	23,639
Pennsylvania GO	5.000%	8/15/24	5,020	5,948
Pennsylvania GO	5.000%	9/15/24	9,875	11,731
Pennsylvania GO	5.000%	7/15/25	15,000	18,127
Pennsylvania GO	5.000%	8/15/25	1,420	1,720
Pennsylvania GO	5.000%	9/15/25 (4)	2,275	2,777
Pennsylvania GO	5.000%	9/15/25	6,240	7,576
Pennsylvania GO	5.000%	10/15/25	10,000	11,542
Pennsylvania GO	5.000%	1/1/26	10,000	12,210
Pennsylvania GO	5.000%	2/1/26	8,355	10,224
Pennsylvania GO	5.000%	7/15/26	5,000	6,184
Pennsylvania GO	5.000%	9/15/26	525	653
Pennsylvania GO	5.000%	9/15/26 (4)	9,050	11,335
Pennsylvania GO	5.000%	7/15/27	3,000	3,789
Pennsylvania GO	5.000%	9/15/27	10,000	12,471
Pennsylvania GO	5.000%	9/15/27	5,000	6,236

Pennsylvania GO	5.000%	1/15/28	5,000	6,258
Pennsylvania GO	5.000%	3/15/28	8,550	10,195
Pennsylvania GO	5.000%	7/15/28	5,000	6,445
Pennsylvania GO	4.000%	8/15/28 (4)	10,010	11,510
Pennsylvania GO	4.000%	10/15/28	10,000	11,003
Pennsylvania GO	4.000%	1/1/29	10,350	11,958
Pennsylvania GO	4.000%	4/1/29	10,000	10,864
Pennsylvania GO	4.000%	8/15/29 (4)	6,290	7,169
Pennsylvania GO	5.000%	10/15/29	1,000	1,148
Pennsylvania GO	4.000%	1/1/30	3,500	4,026
Pennsylvania GO	5.000%	2/1/30	2,500	3,253
Pennsylvania GO	4.000%	4/1/30	10,000	10,802
Pennsylvania GO	4.000%	6/15/30	10,000	11,035
3 Pennsylvania GO	4.000%	8/15/30 (4)	7,640	8,655
Pennsylvania GO	5.000%	10/15/30	6,650	7,613
Pennsylvania GO	4.000%	2/1/31	17,875	20,165
Pennsylvania GO	5.000%	2/1/31	2,500	3,234
Pennsylvania GO	4.000%	9/15/31	2,500	2,853
Pennsylvania GO	5.000%	10/15/31	14,955	17,071
Pennsylvania GO	4.000%	2/1/32	18,870	21,183
Pennsylvania GO	5.000%	3/1/32	11,225	14,195
Pennsylvania GO	5.000%	8/1/32	4,000	4,723
Pennsylvania GO	5.000%	8/15/32	8,000	9,555
Pennsylvania GO	5.000%	10/15/32	15,000	17,112
Pennsylvania GO	4.000%	2/1/33	5,585	6,240
Pennsylvania GO	4.000%	3/1/33 (4)	20,000	23,157
Pennsylvania GO	5.000%	8/1/33	4,000	4,703
Pennsylvania GO	4.000%	3/1/34 (4)	20,000	23,094
Pennsylvania GO	4.000%	9/15/34	10,000	11,275
Pennsylvania GO	4.000%	3/1/35 (15)	15,000	17,267
Pennsylvania GO	4.000%	3/1/36	5,000	5,702
Pennsylvania GO	3.000%	9/15/36	610	636
Pennsylvania GO	5.000%	2/1/37	3,500	4,437
Pennsylvania GO	4.000%	3/1/37 (15)	10,000	11,445
Pennsylvania GO	4.000%	3/1/37	10,000	11,370
Pennsylvania GO	5.000%	2/1/38	3,310	4,183
Pennsylvania GO	4.000%	3/1/38	2,820	3,197
Pennsylvania Higher Educational Facilities
Authority Revenue	4.000%	6/15/32	3,330	3,739
Pennsylvania Higher Educational Facilities
Authority Revenue	4.000%	6/15/33	2,310	2,589
Pennsylvania Higher Educational Facilities
Authority Revenue	4.000%	6/15/34	2,940	3,380
Pennsylvania Higher Educational Facilities
Authority Revenue	4.000%	2/15/43	7,000	7,956
Pennsylvania Higher Educational Facilities
Authority Revenue	3.000%	6/15/45	1,405	1,436
Pennsylvania Higher Educational Facilities
Authority Revenue (AICUP Financing
Program - Delaware Valley College Project)	5.000%	11/1/20	595	607
Pennsylvania Higher Educational Facilities
Authority Revenue (AICUP Financing
Program - Delaware Valley College Project)	5.000%	11/1/21	1,245	1,289
Pennsylvania Higher Educational Facilities
Authority Revenue (AICUP Financing
Program - Delaware Valley College Project)	5.000%	11/1/27	1,250	1,309

Pennsylvania Higher Educational Facilities
Authority Revenue (AICUP Financing
Program - Delaware Valley College Project)	5.000%	11/1/42	535	548
1 Pennsylvania Higher Educational Facilities
Authority Revenue (Bryn Mawr College)	5.000%	12/1/30	200	264
1 Pennsylvania Higher Educational Facilities
Authority Revenue (Bryn Mawr College)	5.000%	12/1/31	295	387
1 Pennsylvania Higher Educational Facilities
Authority Revenue (Bryn Mawr College)	5.000%	12/1/32	230	301
1 Pennsylvania Higher Educational Facilities
Authority Revenue (Bryn Mawr College)	4.000%	12/1/44	1,000	1,143
1 Pennsylvania Higher Educational Facilities
Authority Revenue (Bryn Mawr College)	4.000%	12/1/48	2,500	2,845
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/29	1,260	1,384
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/29	1,655	2,065
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/32	1,750	2,084
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/33	3,320	3,943
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	4.000%	5/1/34	2,575	2,875
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/34	3,000	3,553
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/35	1,870	2,273
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	4.000%	5/1/36	2,305	2,550
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/41	5,000	5,992
Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)	5.000%	7/1/22 (Prere.)	500	555
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	4.000%	6/15/30	3,895	4,474
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	4.000%	6/15/30	2,125	2,441
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.000%	5/1/37	5,865	6,339
Pennsylvania Higher Educational Facilities
Authority Revenue (Lock Haven University
Foundation Student Housing Project)	4.000%	7/1/28	3,500	3,621
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.000%	6/1/23 (Prere.)	2,025	2,315
Pennsylvania Higher Educational Facilities
Authority Revenue (Shippensburg University)	5.000%	10/1/22 (Prere.)	2,000	2,236
Pennsylvania Higher Educational Facilities
Authority Revenue (Shippensburg University)	5.000%	10/1/22 (Prere.)	1,400	1,566
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph's University)	5.000%	11/1/33	1,265	1,413
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph's University)	5.000%	11/1/40	7,000	7,238
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/35	7,755	8,369
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/42	11,120	11,943

Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/32	3,965	4,647
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/39	5,000	5,785
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/45	17,800	20,500
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.250%	9/1/50	10,000	11,605
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	4.000%	8/15/31	4,000	4,590
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	4.000%	8/15/34	2,200	2,502
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	4.000%	8/15/35	2,275	2,581
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	4.000%	8/15/36	1,400	1,585
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	8/15/46	5,000	6,081
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/29	500	604
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/31	750	896
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/33	1,180	1,403
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/34	2,695	3,198
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	4.000%	8/15/35	3,135	3,569
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/40	11,000	12,957
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	4.000%	8/15/41	6,000	6,626
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	4.000%	8/15/42	6,675	7,440
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/42	6,130	6,665
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/47	10,000	12,023

Pennsylvania Higher Educational Facilities
Authority Revenue (University of the
Sciences)	5.000%	11/1/30	940	1,080
Pennsylvania Higher Educational Facilities
Authority Revenue (University of the
Sciences)	5.000%	11/1/31	1,870	2,140
Pennsylvania Higher Educational Facilities
Authority Student Housing Revenue
(University Properties Inc.)	6.000%	7/1/21	2,125	2,199
Pennsylvania Higher Educational Facilities
Authority Student Housing Revenue
(University Properties Inc.)	5.000%	7/1/31	4,000	4,097
Pennsylvania Higher Educational Facilities
Authority Student Housing Revenue
(University Properties Inc.)	5.000%	7/1/42	2,500	2,552
Pennsylvania Housing Finance Agency Multi-
Family Housing Revenue (Country Commons
Apartments)	3.600%	8/1/35 LOC	7,917	8,990
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.125%	10/1/25	980	982
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	3.200%	10/1/31	2,500	2,638
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	3.700%	10/1/33	5,000	5,451
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	2.950%	10/1/34	3,000	3,148
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	3.500%	10/1/34	1,000	1,078
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	3.500%	10/1/36	4,500	4,730
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	3.900%	10/1/36	8,500	9,211
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	3.900%	10/1/37	8,000	8,692
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	3.850%	4/1/38	2,500	2,732
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	3.875%	10/1/38	6,000	6,528
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.050%	10/1/40	535	569
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.050%	10/1/40	705	755
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	3.200%	10/1/41	4,000	4,137
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	3.950%	4/1/42	3,945	4,284
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	3.650%	10/1/42	6,890	7,309
1 Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	3.000%	10/1/46	3,000	3,001
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	3.700%	10/1/47	17,000	18,047
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.000%	10/1/47	3,390	3,687
2 Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue TOB VRDO	1.380%	9/9/19	3,900	3,900

Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/24	2,000	2,325
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/25	2,940	3,507
Pennsylvania Public School Building Authority
Revenue (Harrisburg School District)	5.000%	12/1/30 (4)	3,500	4,250
Pennsylvania Public School Building Authority
Revenue (Harrisburg School District)	5.000%	12/1/32 (4)	2,750	3,299
Pennsylvania Public School Building Authority
Revenue (Harrisburg School District)	5.000%	12/1/33 (4)	2,000	2,394
Pennsylvania State University Revenue	4.000%	9/1/27	7,000	8,255
Pennsylvania State University Revenue	5.000%	9/1/29	1,170	1,420
Pennsylvania State University Revenue	5.000%	9/1/30	6,900	8,340
Pennsylvania State University Revenue	5.000%	9/1/33	5,000	6,170
Pennsylvania State University Revenue	5.000%	9/1/36	4,650	5,816
Pennsylvania State University Revenue	5.000%	9/1/47	3,000	3,679
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/34	6,000	7,381
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/35	4,390	5,273
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/35	5,500	6,747
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/37	4,000	4,372
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/41	3,035	3,665
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/41	1,315	1,401
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/43	5,430	5,895
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/29	3,040	3,732
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/30	6,970	8,516
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	0.000%	12/1/37	2,000	1,222
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/38	3,000	3,698
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/39	3,535	4,346
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/43	15,205	18,626
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/48	14,345	17,454
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/48	8,000	9,952
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19 (Prere.)	5,000	5,047
Pennsylvania Turnpike Commission Revenue	5.125%	12/1/19 (Prere.)	20	20
Pennsylvania Turnpike Commission Revenue	6.500%	12/1/20 (Prere.)	3,000	3,200
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21 (Prere.)	4,600	5,005
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/28	2,305	2,786
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/28	7,060	8,533
Pennsylvania Turnpike Commission Revenue	5.250%	7/15/28 (4)	6,875	9,098
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	8,375	9,984
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30	2,500	3,221

	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/31	9,775	11,548
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/32	7,090	8,365
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32	10,000	11,800
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32	9,325	11,533
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/33	5,410	6,421
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	1,250	1,552
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	2,000	2,299
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	9,800	11,545
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	500	630
	Pennsylvania Turnpike Commission Revenue	5.250%	12/1/33	2,560	3,061
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/34	545	640
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/34 (4)	1,325	1,621
	Pennsylvania Turnpike Commission Revenue	4.000%	12/1/34	10,000	11,098
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/34	2,000	2,295
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/34	10,000	11,757
	Pennsylvania Turnpike Commission Revenue	5.250%	12/1/34	4,410	5,261
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/35	3,000	3,602
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/35	5,000	6,054
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/36	9,790	11,829
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/36	1,000	1,248
	Pennsylvania Turnpike Commission Revenue	4.000%	12/1/37	6,610	7,364
	Pennsylvania Turnpike Commission Revenue	4.000%	12/1/37	4,000	4,498
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37	1,290	1,586
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37	6,535	7,879
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37	1,360	1,692
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/38	8,145	9,485
	Pennsylvania Turnpike Commission Revenue	4.000%	12/1/38	3,500	3,926
	Pennsylvania Turnpike Commission Revenue	6.375%	12/1/38	5,330	7,053
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/39	19,950	23,363
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/39	2,000	2,321
	Pennsylvania Turnpike Commission Revenue	5.250%	12/1/39	2,010	2,311
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	7,200	8,380
	Pennsylvania Turnpike Commission Revenue	0.000%	12/1/41	10,815	5,397
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/42	14,500	17,147
	Pennsylvania Turnpike Commission Revenue	5.500%	12/1/42	2,950	3,606
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/43	5,300	5,977
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/44	6,400	7,374
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/44	6,000	6,913
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/44	1,890	2,316
	Pennsylvania Turnpike Commission Revenue	5.250%	12/1/44	2,640	3,019
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/45	14,960	17,230
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/45	4,700	5,502
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/46	4,095	4,704
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/46	16,000	18,836
	Pennsylvania Turnpike Commission Revenue	5.500%	12/1/46	7,000	8,538
	Pennsylvania Turnpike Commission Revenue	5.250%	6/1/47	12,500	14,869
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/48	13,750	17,052
	Pennsylvania Turnpike Commission Revenue	4.000%	12/1/49	5,380	5,977
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/49	5,000	6,226
2,4 Pennsylvania Turnpike Commission Revenue
	TOB PUT	1.420%	9/3/19 (4)LOC	400	400
2	Pennsylvania Turnpike Commission Revenue
	TOB VRDO	1.450%	9/9/19 (Prere.)	8,250	8,250
2	Pennsylvania Turnpike Commission Revenue
	TOB VRDO	1.530%	9/9/19	13,820	13,820
2	Pennsylvania Turnpike Commission Revenue
	TOB VRDO	1.530%	9/9/19	6,400	6,400

2	Pennsylvania Turnpike Commission Revenue
	TOB VRDO	1.530%	9/9/19 (4)	3,860	3,860
2	Pennsylvania Turnpike Commission Revenue
	TOB VRDO	1.600%	9/9/19 LOC	6,310	6,310
5	Pennsylvania Turnpike Commission Revenue,
	4.500% coupon rate effective 12/1/2021	0.000%	12/1/34	3,855	4,054
5	Pennsylvania Turnpike Commission Revenue,
	4.750% coupon rate effective 12/1/2021	0.000%	12/1/37	4,060	4,278
1,5 Pennsylvania Turnpike Commission Revenue,
	6.100% coupon rate effective 12/1/2028	0.000%	12/1/41	9,525	9,187
	Peters Township PA School District
	(Washington County) GO	5.000%	9/1/37	3,000	3,793
	Peters Township PA School District
	(Washington County) GO	5.000%	9/1/38	7,555	9,528
	Philadelphia PA Airport Parking Authority
	Revenue	5.125%	2/15/24 (2)	890	893
	Philadelphia PA Airport Parking Authority
	Revenue	5.125%	9/1/29	5,975	6,196
	Philadelphia PA Airport Revenue	5.000%	7/1/29	590	748
	Philadelphia PA Airport Revenue	5.000%	7/1/30	1,020	1,285
	Philadelphia PA Airport Revenue	5.000%	7/1/31	1,300	1,627
	Philadelphia PA Airport Revenue	5.000%	7/1/32	750	936
	Philadelphia PA Airport Revenue	5.000%	7/1/33	750	934
	Philadelphia PA Airport Revenue	5.000%	7/1/42	5,000	6,092
	Philadelphia PA Authority for Industrial
	Development Revenue (City of Philadelphia
	Affordable Housing Preservation Programs
	Project)	5.000%	12/1/37	3,250	3,876
	Philadelphia PA Authority for Industrial
	Development Revenue (Cultural &
	Commercial Corridors)	5.000%	12/1/27	960	1,157
	Philadelphia PA Authority for Industrial
	Development Revenue (Cultural &
	Commercial Corridors)	5.000%	12/1/28	3,885	4,670
	Philadelphia PA Authority for Industrial
	Development Revenue (Cultural &
	Commercial Corridors)	5.000%	12/1/31	1,130	1,343
	Philadelphia PA Authority for Industrial
	Development Revenue (Franklin Institute)
	VRDO	1.370%	9/9/19 LOC	1,900	1,900
	Philadelphia PA Authority for Industrial
	Development Revenue (Temple University)	5.000%	4/1/29	3,500	4,145
	Philadelphia PA Authority for Industrial
	Development Revenue (Temple University)	5.000%	4/1/36	4,750	5,511
	Philadelphia PA Authority for Industrial
	Development Revenue (Temple University)	5.000%	4/1/40	7,430	8,559
	Philadelphia PA Authority for Industrial
	Development Revenue (The Children's
	Hospital of Philadelphia Project)	5.000%	7/1/33	3,600	4,469
	Philadelphia PA Authority for Industrial
	Development Revenue (The Children's
	Hospital of Philadelphia Project)	5.000%	7/1/34	2,180	2,695
	Philadelphia PA Authority for Industrial
	Development Revenue (The Children's
	Hospital of Philadelphia Project)	4.000%	7/1/35	2,150	2,468

Philadelphia PA Authority for Industrial
Development Revenue (The Children's
Hospital of Philadelphia Project)	4.000%	7/1/36	3,780	4,327
Philadelphia PA Authority for Industrial
Development Revenue (Thomas Jefferson
University)	5.000%	9/1/35	2,425	2,915
Philadelphia PA Authority for Industrial
Development Revenue (Thomas Jefferson
University)	5.000%	9/1/36	10,000	11,994
Philadelphia PA Authority for Industrial
Development Revenue (Thomas Jefferson
University)	5.000%	9/1/47	12,000	14,136
Philadelphia PA Gas Works Revenue	5.000%	7/1/20 (4)	15	15
Philadelphia PA Gas Works Revenue	5.000%	8/1/20 (Prere.)	25	26
Philadelphia PA Gas Works Revenue	5.250%	8/1/20 (Prere.)	40	41
Philadelphia PA Gas Works Revenue	5.250%	8/1/20 (Prere.)	55	57
Philadelphia PA Gas Works Revenue	5.000%	7/1/22 (4)	10	11
Philadelphia PA Gas Works Revenue	5.000%	10/1/22	1,375	1,531
Philadelphia PA Gas Works Revenue	5.000%	8/1/28	1,500	1,878
Philadelphia PA Gas Works Revenue	5.000%	10/1/28	1,400	1,721
Philadelphia PA Gas Works Revenue	5.000%	8/1/29	1,750	2,180
Philadelphia PA Gas Works Revenue	5.000%	8/1/30	2,000	2,374
Philadelphia PA Gas Works Revenue	5.000%	10/1/30	3,050	3,717
Philadelphia PA Gas Works Revenue	5.000%	8/1/31	1,750	2,070
Philadelphia PA Gas Works Revenue	5.000%	10/1/31	3,270	3,969
Philadelphia PA Gas Works Revenue	5.000%	8/1/32	2,000	2,360
Philadelphia PA Gas Works Revenue	5.000%	10/1/33	2,500	3,022
Philadelphia PA Gas Works Revenue	5.000%	10/1/34	4,175	5,026
Philadelphia PA Gas Works Revenue	5.000%	8/1/35	4,000	4,877
Philadelphia PA Gas Works Revenue	5.000%	8/1/36	2,000	2,433
Philadelphia PA Gas Works Revenue	5.000%	8/1/37	2,000	2,422
Philadelphia PA Gas Works Revenue	4.000%	10/1/37	1,120	1,227
Philadelphia PA Gas Works Revenue	5.250%	8/1/40 (4)	65	67
Philadelphia PA Gas Works Revenue	5.250%	8/1/40	115	119
Philadelphia PA Gas Works Revenue	5.000%	8/1/42	5,000	5,985
Philadelphia PA Gas Works Revenue	5.000%	8/1/47	11,800	14,035
Philadelphia PA GO	6.000%	8/1/20 (Prere.)	7,430	7,760
Philadelphia PA GO	6.500%	8/1/20 (Prere.)	3,785	3,968
Philadelphia PA GO	5.000%	8/1/23	3,800	4,342
Philadelphia PA GO	5.000%	8/1/26	4,125	5,135
Philadelphia PA GO	5.000%	8/1/27 (4)	4,160	5,305
Philadelphia PA GO	5.000%	8/1/30	4,000	4,750
Philadelphia PA GO	5.000%	8/1/30 (4)	5,330	6,669
Philadelphia PA GO	5.000%	8/1/31	2,000	2,476
Philadelphia PA GO	5.000%	8/1/32	3,000	3,701
Philadelphia PA GO	5.000%	8/1/32	4,420	5,453
Philadelphia PA GO	5.250%	7/15/33	3,585	4,106
Philadelphia PA GO	5.000%	8/1/35 (4)	6,000	7,395
Philadelphia PA GO VRDO	1.350%	9/9/19 LOC	1,100	1,100
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)	5.000%	7/1/32	10,000	10,650
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	1.360%	9/3/19	70	70

Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	1.360%	9/3/19	290	290
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.000%	7/1/29	3,165	3,740
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.000%	7/1/34	1,000	1,154
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.625%	7/1/42	3,850	4,192
Philadelphia PA Industrial Development
Authority Lease Revenue VRDO	1.340%	9/9/19 LOC	100	100
Philadelphia PA Redevelopment Authority
Revenue	5.000%	4/15/27	2,000	2,375
Philadelphia PA Redevelopment Authority
Revenue	5.000%	4/15/28	3,000	3,554
Philadelphia PA School District GO	4.000%	9/1/22	125	128
Philadelphia PA School District GO	5.250%	9/1/22	7,500	7,797
Philadelphia PA School District GO	5.250%	9/1/23	7,525	7,823
Philadelphia PA School District GO	5.000%	6/1/26 (14)	5,000	6,082
Philadelphia PA School District GO	5.000%	9/1/27	2,415	2,883
Philadelphia PA School District GO	5.000%	9/1/28	5,000	6,061
Philadelphia PA School District GO	5.000%	9/1/29	2,665	3,163
Philadelphia PA School District GO	5.000%	9/1/29	5,135	6,201
Philadelphia PA School District GO	5.000%	9/1/31	2,000	2,356
Philadelphia PA School District GO	5.000%	9/1/33	1,045	1,291
Philadelphia PA School District GO	5.000%	9/1/35	2,500	2,965
Philadelphia PA School District GO	5.000%	9/1/35	4,240	5,195
Philadelphia PA School District GO	5.000%	9/1/36	2,015	2,385
Philadelphia PA School District GO	5.000%	9/1/37	2,015	2,378
Philadelphia PA School District GO	5.000%	9/1/37	3,825	4,662
Philadelphia PA School District GO	5.000%	9/1/38	2,000	2,356
Philadelphia PA School District GO	4.000%	9/1/43 (4)	3,160	3,547
Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/30	4,000	4,776
Philadelphia PA Water & Wastewater Revenue	4.000%	10/1/31	6,210	7,037
Philadelphia PA Water & Wastewater Revenue	4.000%	10/1/32	6,440	7,282
Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/32	1,000	1,246
Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/33	1,765	2,197
Philadelphia PA Water & Wastewater Revenue	4.000%	7/1/34	6,000	6,627
Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/34	2,000	2,478
Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/34	1,200	1,489
Philadelphia PA Water & Wastewater Revenue	5.000%	1/1/36	10,500	10,968
Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/40	10,000	11,425
Philadelphia PA Water & Wastewater Revenue	5.000%	1/1/41	3,000	3,130
Philadelphia PA Water & Wastewater Revenue	5.125%	1/1/43	9,000	9,686
Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/43	4,375	4,987
Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/44	4,000	5,039
Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/45	14,000	15,949
Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/48	2,000	2,462
Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/52	4,000	4,815
Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/53	10,000	12,257
Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/54	8,000	10,005
Pittsburgh & Allegheny County PA Sports &
Exhibition Authority Lease Revenue VRDO	1.370%	9/9/19 (4)	2,660	2,660

Pittsburgh & Allegheny County PA Sports &
Exhibition Authority Parking System Revenue	5.000%	12/15/31	1,000	1,220
Pittsburgh & Allegheny County PA Sports &
Exhibition Authority Parking System Revenue	5.000%	12/15/32	500	608
Pittsburgh & Allegheny County PA Sports &
Exhibition Authority Parking System Revenue	5.000%	12/15/34	1,000	1,210
Pittsburgh & Allegheny County PA Sports &
Exhibition Authority Parking System Revenue	5.000%	12/15/36	500	602
Pittsburgh & Allegheny County PA Sports &
Exhibition Authority Parking System Revenue	5.000%	12/15/37	500	600
Pittsburgh PA GO	5.000%	9/1/30	500	626
Pittsburgh PA GO	5.000%	9/1/31 (15)	1,150	1,340
Pittsburgh PA GO	5.000%	9/1/34	50	62
Pittsburgh PA GO	5.000%	9/1/35	600	739
Pittsburgh PA GO	5.000%	9/1/36	700	860
Pittsburgh PA School District GO	4.000%	9/1/35	1,095	1,253
Pittsburgh PA School District GO	4.000%	9/1/36	1,220	1,393
Pittsburgh PA School District GO	4.000%	9/1/37	1,180	1,343
Pittsburgh PA School District GO	4.000%	9/1/38	1,740	1,976
Pittsburgh PA Water & Sewer Authority
Revenue	0.000%	9/1/27 (14)	10,830	9,305
Pittsburgh PA Water & Sewer Authority
Revenue	0.000%	9/1/29 (14)	10,000	8,185
Pittsburgh PA Water & Sewer Authority
Revenue	5.000%	9/1/30 (4)	1,240	1,638
Pittsburgh PA Water & Sewer Authority
Revenue	5.000%	9/1/31 (4)	4,500	6,018
Pittsburgh PA Water & Sewer Authority
Revenue	5.000%	9/1/32 (4)	2,500	3,390
Pittsburgh PA Water & Sewer Authority
Revenue	5.000%	9/1/34 (4)	1,085	1,394
Pittsburgh PA Water & Sewer Authority
Revenue	5.250%	9/1/36	5,000	5,747
Pittsburgh PA Water & Sewer Authority
Revenue	5.250%	9/1/40	5,000	5,738
Plum Borough PA School District GO	5.000%	9/15/36 (15)	4,920	5,550
Pocono Mountains Industrial Park Authority
Pennsylvania Hospital Revenue (St. Luke's
Hospital Obligated Group)	5.000%	8/15/40	3,750	4,295
Pottsville PA Hospital Authority Revenue
(Lehigh Valley Health Network)	5.000%	7/1/41	6,275	7,379
Pottsville PA Hospital Authority Revenue
(Lehigh Valley Health Network)	5.000%	7/1/45	14,405	16,884
Reading PA Area Water Authority Revenue	5.000%	12/1/21 (4)	500	542
Reading PA Area Water Authority Revenue	5.000%	12/1/31	1,000	1,080
Reading PA School District GO	5.000%	3/1/38 (4)	1,750	2,084
Saint Mary PA Hospital Authority Health System
Revenue (Trinity Health Corp. Obligated
Group)	5.000%	11/15/26	1,000	1,253
Scranton PA School District GO	5.000%	6/1/27	1,000	1,176
Scranton-Lackawanna PA Health & Welfare
Authority Revenue (University of Scranton)	5.000%	11/1/37	2,500	2,891
Snyder County PA Higher Education Authority
University Revenue (Susquehanna University
Project)	5.000%	1/1/29	1,335	1,562

Snyder County PA Higher Education Authority
University Revenue (Susquehanna University
Project)	5.000%	1/1/30	1,180	1,379
Snyder County PA Higher Education Authority
University Revenue (Susquehanna University
Project)	5.000%	1/1/30	1,285	1,563
Snyder County PA Higher Education Authority
University Revenue (Susquehanna University
Project)	5.000%	1/1/31	1,250	1,459
Snyder County PA Higher Education Authority
University Revenue (Susquehanna University
Project)	5.000%	1/1/31	600	725
Snyder County PA Higher Education Authority
University Revenue (Susquehanna University
Project)	5.000%	1/1/32	1,695	1,972
Southcentral Pennsylvania General Authority
Revenue (Hanover Hospital Inc.)	5.000%	12/1/27	1,480	1,776
Southcentral Pennsylvania General Authority
Revenue (Hanover Hospital Inc.)	5.000%	12/1/29	1,090	1,299
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	5.000%	6/1/29	1,500	1,737
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	5.000%	6/1/34	1,130	1,293
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	5.000%	6/1/44	2,500	2,815
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	5.000%	6/1/44	5,000	6,215
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	4.000%	6/1/49	11,500	12,959
4 Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)
PUT	1.400%	9/3/19	900	900
4 Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)
PUT	1.340%	9/6/19	12,500	12,500
4 Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)
PUT	1.340%	9/6/19	4,190	4,190
State College PA Area School District GO	5.000%	5/15/36	375	475
State College PA Area School District GO	5.000%	5/15/37	680	855
State College PA Area School District GO	5.000%	5/15/38	400	502
State College PA Area School District GO	5.000%	3/15/40	3,000	3,507
State Public School Building Authority
Pennsylvania College Revenue (Community
College of Allegheny County Project)	4.000%	6/15/33 (15)	1,000	1,118
State Public School Building Authority
Pennsylvania College Revenue (Delaware
County Community College Project)	5.000%	10/1/29 (15)	1,210	1,426
State Public School Building Authority
Pennsylvania College Revenue (Delaware
County Community College Project)	5.000%	10/1/30 (15)	1,055	1,241
State Public School Building Authority
Pennsylvania College Revenue (Montgomery
County Community College)	5.000%	5/1/33	1,025	1,198
State Public School Building Authority
Pennsylvania College Revenue (Montgomery
County Community College)	5.500%	5/1/33	6,165	7,038

State Public School Building Authority
Pennsylvania College Revenue (Montgomery
County Community College)	5.000%	5/1/34	2,125	2,480
State Public School Building Authority
Pennsylvania College Revenue (Montgomery
County Community College)	5.000%	5/1/35	1,510	1,758
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	6/1/28	11,410	13,957
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	6/1/30 (4)	16,480	20,056
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	6/1/32 (4)	3,655	4,389
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	6/1/33 (4)	3,240	3,883
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	6/1/34	6,000	7,127
State Public School Building Authority
Pennsylvania School Revenue (Chester
Upland School District Project)	5.250%	9/15/30	3,545	4,425
Susquehanna PA Area Regional Airport
Authority System Revenue	4.000%	1/1/33 (15)	5,000	5,245
Trinity PA Area School District GO	4.000%	1/15/35 (15)	3,000	3,375
Trinity PA Area School District GO	4.000%	1/15/36 (15)	3,000	3,353
Trinity PA Area School District GO	4.000%	1/15/38 (15)	3,700	4,097
Union County PA Hospital Authority Revenue
(Evangelical Community Hospital)	5.000%	8/1/43	2,945	3,439
Union County PA Hospital Authority Revenue
(Evangelical Community Hospital)	5.000%	8/1/48	3,000	3,484
Unionville-Chadds Ford PA School District GO	4.000%	6/1/31	4,400	5,092
Upper Merion PA Area School District GO	5.000%	1/15/34	500	604
Upper Merion PA Area School District GO	5.000%	1/15/36	1,620	1,902
Upper St. Clair Township PA School District GO	3.500%	10/1/37	7,240	7,699
Upper St. Clair Township PA School District GO	3.625%	10/1/39	5,000	5,335
Washington County PA Hospital Authority
Revenue (Washington Hospital Project)
VRDO	1.360%	9/9/19 LOC	770	770
Washington County PA Industrial Development
Authority Revenue (Washington & Jefferson
College Project)	4.000%	11/1/31	3,440	3,866
Washington County PA Industrial Development
Authority Revenue (Washington & Jefferson
College Project)	4.000%	11/1/32	3,110	3,471
West Chester PA Area School District GO	5.000%	5/15/27	1,380	1,647
West Cornwall PA Healthcare Facilities
Revenue (Pleasant View Retirement
Community Obligated Group)	5.000%	12/15/48	2,750	3,040
West Mifflin School District GO	3.000%	4/1/34 (15)	1,300	1,363
West Mifflin School District GO	3.000%	4/1/38 (15)	5,920	6,122
West Shore PA Area Authority Hospital
Revenue (Holy Spirit Hospital of the Sisters of
Christian Charity Project)	6.000%	1/1/21 (Prere.)	330	351

West Shore PA Area Authority Revenue
(Messiah Lifeways Obligated Group)	5.000%	7/1/22	1,000	1,073
West Shore PA Area Authority Revenue
(Messiah Lifeways Obligated Group)	5.000%	7/1/25	1,605	1,812
West Shore PA Area Authority Revenue
(Messiah Lifeways Obligated Group)	5.000%	7/1/30	1,500	1,648
West Shore PA Area Authority Revenue
(Messiah Lifeways Obligated Group)	5.000%	7/1/35	1,750	1,899
West View PA Water Authority Revenue	4.000%	11/15/32	1,050	1,205
West View PA Water Authority Revenue	4.000%	11/15/33	1,000	1,145
West View PA Water Authority Revenue	4.000%	11/15/34	1,000	1,142
West View PA Water Authority Revenue	4.000%	11/15/35	1,200	1,368
West View PA Water Authority Revenue	4.000%	11/15/36	2,300	2,615
West View PA Water Authority Revenue	4.000%	11/15/37	2,415	2,734
West View PA Water Authority Revenue	4.000%	11/15/38	1,625	1,834
West View PA Water Authority Revenue	4.000%	11/15/39	1,400	1,578
West York PA Area School District GO	5.000%	4/1/33	4,265	4,780
2 Westmoreland County PA Industrial
Development Authority Revenue	4.720%	7/1/35	6,650	7,262
Westmoreland County PA Industrial
Development Authority Revenue (Excela
Health Project)	5.125%	7/1/30	1,500	1,538
Westmoreland County PA Municipal Authority
Revenue	4.000%	8/15/34 (15)	8,000	9,014
Westmoreland County PA Municipal Authority
Revenue	4.000%	8/15/35 (15)	8,000	8,982
Westmoreland County PA Municipal Authority
Revenue	5.000%	8/15/42 (15)	2,750	3,226
Wilkes-Barre PA Area School District GO	5.000%	8/1/27 (15)	1,240	1,527
Wilkes-Barre PA Area School District GO	5.000%	8/1/29 (15)	1,860	2,276
Wilkes-Barre PA Area School District GO	4.000%	4/15/49 (15)	2,250	2,524
Wilkes-Barre PA Area School District GO	4.000%	4/15/54 (15)	2,800	3,116
Wilkes-Barre PA Area School District GO	5.000%	4/15/59 (15)	2,380	2,869
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/20 (Prere.)	4,110	4,293
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/20 (Prere.)	4,990	5,212
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/30	2,315	2,745
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/31	2,430	2,873
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/34	1,000	1,177
York County PA GO	5.000%	6/1/32	2,875	3,401
York County PA GO	5.000%	6/1/33	1,020	1,204
York County PA GO	4.000%	3/1/34	3,000	3,434
York County PA GO	5.000%	6/1/38	5,000	5,644
				3,978,131
Puerto Rico (0.1%)
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/24	831	724
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/27	1,269	1,003
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/29	921	676
Puerto Rico Sales Tax Financing Corp. Revenue	4.329%	7/1/40	2,350	2,388
				4,791

Guam (0.0%)
Guam Power Authority Revenue	5.000%	10/1/27	1,000	1,134
Total Tax-Exempt Municipal Bonds (Cost $3,684,264)				3,984,056
Other Assets and Liabilities-Net (0.4%)				16,410
Net Assets (100%)				4,000,466

1 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
August 31, 2019.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2019, the aggregate value of these securities was $67,207,000, representing 1.7% of net assets.
3 Securities with a value of $1,105,000 have been segregated as initial margin for open futures contracts.
4 Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
5 Step bond.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
CMT - Constant Maturing Treasury Rate.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
LIBOR - London Interbank Offered Rate.
PILOT - Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
SIFMA - Securities Industry and Financial Markets Association.
SOFR – Secured Overnight Financing Rate.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
(19) TPSF (Texas Permanent School Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
				($000)

				Value and Unrealized
		Number of Long	Notional	Appreciation
	Expiration	(Short) Contracts	Amount	(Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	December 2019	1,283	277,278	145
Ultra 10-Year U.S. Treasury Note	December 2019	101	14,588	91
				236

Short Futures Contracts
5-Year U.S. Treasury Note	December 2019	(503)	(60,348)	43
10-Year U.S. Treasury Note	December 2019	(450)	(59,273)	88
Ultra Long U.S. Treasury Bond	December 2019	(32)	(6,318)	37
30-Year U.S. Treasury Bond	December 2019	(14)	(2,314)	16
				184
				420

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the
Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of
Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of August 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	3,984,056	—
Futures Contracts—Assets[1]	130	—	—
Futures Contracts—Liabilities[1]	(96)	—	—
Total	34	3,984,056	—
1 Represents variation margin on the last day of the reporting period.